Schedule of designated financial liabilities maturities (Details) - Dec. 31, 2021 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Project finance hedged item liabilities	$ 2,250,000	R$ 12,556,126
Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Project finance hedged item liabilities	22,500	125,561
Later than four years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Project finance hedged item liabilities	22,500	125,561
Later than five years and not later than ten years [member]
Disclosure of detailed information about financial instruments [line items]
Project finance hedged item liabilities	22,500	125,561
Later than five years and not later than six years member
Disclosure of detailed information about financial instruments [line items]
Project finance hedged item liabilities	82,500	460,391
Later than seven years and not later than ten years [member]
Disclosure of detailed information about financial instruments [line items]
Project finance hedged item liabilities	225,000	1,255,613
Later than ten years1 member
Disclosure of detailed information about financial instruments [line items]
Project finance hedged item liabilities	225,000	1,255,613
Later than ten years and not later than fifteen years [member]
Disclosure of detailed information about financial instruments [line items]
Project finance hedged item liabilities	525,000	2,929,763
Later than twenty years and not later than twenty-five years [member]
Disclosure of detailed information about financial instruments [line items]
Project finance hedged item liabilities	525,000	2,929,763
Later than thirty years and not later than thirtyfive years member
Disclosure of detailed information about financial instruments [line items]
Project finance hedged item liabilities	300,000	1,674,150
Later than forty years and not later than forty five years member
Disclosure of detailed information about financial instruments [line items]
Project finance hedged item liabilities	$ 300,000	R$ 1,674,150